Shareholder Report, Line Graph (Details) 1014022_Franklin FTSE Asia Ex Japan ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Feb. 06, 2018	Mar. 31, 2026
Franklin FTSE Asia Ex Japan ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Asia Ex Japan ETF (NAV)
Accumulated Value	$ 11,694	$ 10,560	$ 10,150	$ 11,167	$ 12,886	$ 8,148	$ 9,461	$ 9,979	$ 10,000	$ 15,003
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR
Accumulated Value	11,798	10,638	10,099	11,108	12,737	8,008	9,298	9,830	10,000	$ 15,124
FTSE Asia ex Japan Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Asia ex Japan Capped Index-NR
Accumulated Value	$ 11,827	$ 10,634	$ 10,124	$ 11,135	$ 12,769	$ 8,031	$ 9,324	$ 9,815	$ 10,000	$ 15,161